Operating expense (Tables)	6 Months Ended
Jun. 30, 2023
Analysis of income and expense [abstract]
Disclosure Of Detailed Information About Expenses By Nature Explanatory
The following table provides the unaudited condensed consolidated interim statement of operations classification of the Company's total operating expense:

(in KUSD)	Three months ended June 30,		Six months ended June 30,
	2023	2022	2023	2022
Cost of product sales	1,319	2,266	1,909	2,795

R&D
External costs (1)	17,947	30,175	39,601	59,343
Employee expenses (2)	13,997	18,362	31,823	38,146
R&D expense	31,944	48,537	71,424	97,489

S&M
External costs (1)	8,329	9,259	15,689	18,170
Employee expenses (2)	6,127	8,400	14,118	17,859
S&M expense	14,456	17,659	29,807	36,029

G&A
External costs (1)	4,881	5,880	9,419	13,519
Employee expenses (2)	6,472	12,360	17,077	23,732
G&A expense	11,353	18,240	26,496	37,251
Total operating expense	59,072	86,702	129,636	173,564
(1) Includes depreciation expense
(2) Includes share-based compensation expense